Matthews Japan Active ETF	September 30, 2023

Schedule of Investments (unaudited)

COMMON EQUITIES: 95.6%

	Shares	Value

CONSUMER DISCRETIONARY: 22.6%
Automobiles: 5.7%
Suzuki Motor Corp.	700	$28,220
Toyota Motor Corp.	1,500	26,914

		55,134

Broadline Retail: 3.7%
Pan Pacific International Holdings Corp.	1,000	21,029
Isetan Mitsukoshi Holdings, Ltd.	1,300	15,084

		36,113

Leisure Products: 2.9%
Sega Sammy Holdings, Inc.	1,100	20,338
Bandai Namco Holdings, Inc.	400	8,154

		28,492

Specialty Retail: 2.7%
ZOZO, Inc.	800	14,702
Nitori Holdings Co., Ltd.	100	11,198

		25,900

Household Durables: 2.5%
Sony Group Corp.	300	24,607

Textiles, Apparel & Luxury Goods: 2.5%
Asics Corp.	700	24,501

Automobile Components: 1.3%
Denso Corp.	800	12,872

Hotels, Restaurants & Leisure: 1.3%
Kyoritsu Maintenance Co., Ltd.	300	12,509

Total Consumer Discretionary		220,128

INDUSTRIALS: 18.8%
Trading Companies & Distributors: 5.4%
ITOCHU Corp.	800	28,982
Toyota Tsusho Corp.	400	23,575

		52,557

Industrial Conglomerates: 4.7%
Hitachi, Ltd.	500	31,077
Hikari Tsushin, Inc.	100	15,262

		46,339

Electrical Equipment: 3.0%
Mitsubishi Electric Corp.	2,000	24,781
Nidec Corp.	100	4,645

		29,426

Commercial Services & Supplies: 2.0%
TOPPAN Holdings, Inc.	800	19,166

Professional Services: 1.8%
BayCurrent Consulting, Inc.	300	10,048
dip Corp.	300	7,398

		17,446

	Shares	Value

Construction & Engineering: 1.5%
Kajima Corp.	900	$14,677

Machinery: 0.4%
Miura Co., Ltd.	200	4,034

Total Industrials		183,645

INFORMATION TECHNOLOGY: 16.3%
Electronic Equipment, Instruments & Components: 4.9%
Keyence Corp.	100	37,192
Taiyo Yuden Co., Ltd.	400	10,853

		48,045

Semiconductors & Semiconductor Equipment: 4.7%
Renesas Electronics Corp.[a]	1,800	27,569
Disco Corp.	100	18,482

		46,051

IT Services: 3.4%
Nomura Research Institute, Ltd.	700	18,262
OBIC Co., Ltd.	100	15,202

		33,464

Technology Hardware, Storage & Peripherals: 2.4%
FUJIFILM Holdings Corp.	400	23,208

Software: 0.9%
Appier Group, Inc.[a]	800	8,572

Total Information Technology		159,340

FINANCIALS: 15.5%
Banks: 6.4%
Mitsubishi UFJ Financial Group, Inc.	3,900	33,152
Sumitomo Mitsui Financial Group, Inc.	600	29,541

		62,693

Financial Services: 3.5%
ORIX Corp.	1,600	29,947
Integral Corp.[a]	200	2,896
eGuarantee, Inc.	100	1,305

		34,148

Insurance: 3.1%
Tokio Marine Holdings, Inc.	1,300	30,186

Consumer Finance: 2.5%
Credit Saison Co., Ltd.	1,500	23,828

Total Financials		150,855

CONSUMER STAPLES: 7.1%
Food Products: 5.3%
Ajinomoto Co., Inc.	900	34,764
Nissin Foods Holdings Co., Ltd.	200	16,653

		51,417

Household Products: 1.8%
Unicharm Corp.	500	17,728

Total Consumer Staples		69,145

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Matthews Japan Active ETF	September 30, 2023

Schedule of Investments (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

MATERIALS: 6.9%
Chemicals: 6.9%
Shin-Etsu Chemical Co., Ltd.	1,000	$29,104
Mitsubishi Chemical Group Corp.	3,100	19,584
Mitsui Chemicals, Inc.	500	12,990
Tokyo Ohka Kogyo Co., Ltd.	100	5,961

Total Materials		67,639

COMMUNICATION SERVICES: 5.1%
Wireless Telecommunication Services: 2.6%
KDDI Corp.	700	21,470
SoftBank Group Corp.	100	4,246

		25,716

Entertainment: 1.5%
Capcom Co., Ltd.	300	10,826
Toho Co., Ltd.	100	3,419

		14,245

Diversified Telecommunication Services: 1.0%
Internet Initiative Japan, Inc.	600	9,720

Total Communication Services		49,681

HEALTH CARE: 3.1%
Pharmaceuticals: 2.0%
Daiichi Sankyo Co., Ltd.	700	19,261

Health Care Equipment & Supplies: 0.6%
Asahi Intecc Co., Ltd.	300	5,404

Health Care Providers & Services: 0.5%
Amvis Holdings, Inc.	300	5,233

Total Health Care		29,898

	Shares	Value

REAL ESTATE: 0.2%
Real Estate Management & Development: 0.2%
TKP Corp.[a]	100	$1,746

Total Real Estate		1,746

TOTAL COMMON EQUITIES		932,077

(Cost $962,643)

SHORT-TERM INVESTMENTS: 4%

MONEY MARKET FUNDS: 4%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.22%[b]	38,995	38,995

(Cost $38,995)

TOTAL INVESTMENTS: 99.6%		971,072
(Cost $1,001,638)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.4%		4,082

NET ASSETS: 100.0%		$975,154

a	Non-income producing security.

b	Rate shown is the current yield as of September 30, 2023.

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